Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 2,779	$ 2,709
Expense for variable payments not included in the lease liability	41	67
Short-term lease expense	621	331
Additions to right-of-use assets in the period	1,714	2,542
Gains (losses) arising from sale and leaseback transactions	$ 187	$ 0